Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Ultra Short Term Bond Fund Class A | VCAT LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Class A | Santander Drive Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Class A | Carmax Auto Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Class A | Verizon Master Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Class A | Carvana Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Class A | Carvana Auto Receivables Trust 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund Class A | Towd Point Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Class A | Verizon Master Trust 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Class A | VCAT Asset Securitization LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Class A | Enterprise Fleet Financing LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Columbia Ultra Short Term Bond Fund Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Columbia Ultra Short Term Bond Fund Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Ultra Short Term Bond Fund Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Ultra Short Term Bond Fund Class A | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Columbia Ultra Short Term Bond Fund Class A | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Ultra Short Term Bond Fund Class A | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Ultra Short Term Bond Fund Class A | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Term Bond Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Class A | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Ultra Short Term Bond Fund Advisor Class | VCAT LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Advisor Class | Santander Drive Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Advisor Class | Carmax Auto Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Advisor Class | Verizon Master Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Advisor Class | Carvana Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Advisor Class | Carvana Auto Receivables Trust 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund Advisor Class | Towd Point Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Advisor Class | Verizon Master Trust 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Advisor Class | VCAT Asset Securitization LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Advisor Class | Enterprise Fleet Financing LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Columbia Ultra Short Term Bond Fund Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Columbia Ultra Short Term Bond Fund Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Ultra Short Term Bond Fund Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Ultra Short Term Bond Fund Advisor Class | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Columbia Ultra Short Term Bond Fund Advisor Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Ultra Short Term Bond Fund Advisor Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Ultra Short Term Bond Fund Advisor Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Term Bond Fund Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund Advisor Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Advisor Class | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Ultra Short Term Bond Fund Institutional Class | VCAT LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Institutional Class | Santander Drive Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Institutional Class | Carmax Auto Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Institutional Class | Verizon Master Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Institutional Class | Carvana Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Institutional Class | Carvana Auto Receivables Trust 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund Institutional Class | Towd Point Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Institutional Class | Verizon Master Trust 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Institutional Class | VCAT Asset Securitization LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Institutional Class | Enterprise Fleet Financing LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Columbia Ultra Short Term Bond Fund Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Columbia Ultra Short Term Bond Fund Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Ultra Short Term Bond Fund Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Ultra Short Term Bond Fund Institutional Class | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Columbia Ultra Short Term Bond Fund Institutional Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Ultra Short Term Bond Fund Institutional Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Ultra Short Term Bond Fund Institutional Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Term Bond Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional Class | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | VCAT LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Santander Drive Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Carmax Auto Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Verizon Master Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Carvana Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Carvana Auto Receivables Trust 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Towd Point Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Verizon Master Trust 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | VCAT Asset Securitization LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Enterprise Fleet Financing LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%